Contingencies and Commitments - Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory (Details) - 12 months ended Dec. 31, 2025
¥ in Thousands, $ in Thousands, ₩ in Millions
		USD ($)	KRW (₩)	JPY (¥)
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mira Power Limited
Name of Guarantee		International Finance Corporation and others
Value of collateral | $		$ 264,800
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Tamra Offshore Wind Power Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			₩ 132,000
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeonggi Green Energy Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral			251,600
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Jeongam Wind Power Co., Ltd
Name of Guarantee		KDB Capital Corporation and others
Value of collateral			230,716
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			68,400
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Offshore Wind Power Co., Ltd.
Name of Guarantee		Woori Bank and others
Value of collateral			244,500
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | $		$ 32,667
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company, S.A.P.I. de C.V.
Name of Guarantee		Export–Import Bank of Korea and others
Value of collateral | $		$ 310,682
Description of assets pledged as collateral description	[1]	Collateral for debt securities
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Incheon Fuel Cell Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral			230,800
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		K-SOLAR SHINAN Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			274,780
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			744,120
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Jeju Hanlim Offshore Wind Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral			37,232
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Western Power Changgi Solar Co., Ltd.
Name of Guarantee		Samsung Life Insurance and others
Value of collateral			45,000
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Yeongdeok Sunrise Wind Power Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral			₩ 96,240
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Chitose Solar Power Plant LLC
Name of Guarantee		SMTB
Value of collateral | ¥				¥ 594,963
Description of assets pledged as collateral description		Collateral for borrowings
Trade receivable and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mangilao Intermediate Holdings LLC
Name of Guarantee		Mizuho Bank and others
Value of collateral | $		$ 83,147
Description of assets pledged as collateral description	[1]	Collateral for borrowings

[1]	This is based on the amount of loan commitment limit.
[2]	As of December 31, 2024, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.